NOTE 5. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
NOTE 5. ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	December 31,
	2012	2011

Net investment in direct financing and sales-type leases	$41,427	$22,721
Receivable from value-added services	3,570	7,466
Less: Allowance for doubtful accounts	(12,041)	(4,830)
Total	$32,956	$25,357

The activity in the Company’s allowance for doubtful accounts for account receivables is summarized as follows:

	December 31,
	2012	2011

Balance at the beginning of the year	$4,830	$1,464
Provision during the year	14,826	3,838
Bad debts written off	(7,615)	(472)
Balance at the end of the year	$12,041	$4,830

Net investment in direct financing and sales-type leases included into the accounts receivable represents the net investment in direct financing and sales-type leases which is overdue and delinquent.